Income tax - Current and deferred portions of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Current income tax expense	$ 375	$ 3,445	$ 2,784
Deferred tax benefits	(11,557)	(905)	(1,151)
Income tax expense	$ (11,182)	$ 2,540	$ 1,633